TREASURY STOCK	12 Months Ended
Dec. 31, 2012
TREASURY STOCK
Treasury Stock

17.  TREASURY STOCK

Accelerated share repurchase arrangement

On September 26, 2012, the Company entered into a Capped Call Option Transaction Agreement (the “Agreement”) for an initial notion amount of USD75 million with JP Morgan Chase Bank, National Association. The transaction enables the Company to execute a treasury stock repurchase up to 4.4 million ADSs upon maturity on December 19, 2012. The Agreement consists of two components, a treasure stock repurchase prepayment of USD62,182,346 (purchased call option) with a strike price of USD0.0001 per ADS, plus a warrant (a written call option) with an upper strike price of USD14.3621 per ADS. The total strike notion amount for the Capped Call Option Transaction is USD63,749,958.

Upon maturity:

•                  If the ADS trading price is above upper strike price (USD14.3621 per ADS), Ctrip retains a premium of USD1,567,612 and the initial cash prepayment of USD62,182,346 in cash or a number of ADSs that is calculated by dividing the cash settlement amount of USD63,749,958 by the maturity date’s trading price per ADS;

•                  If the ADS trading price is below upper strike price (USD14.3621 per ADS), Ctrip receives a fixed number of 4,438,763 ADSs.

The Capped Call Option Transaction meet the criteria for being indexed to the Company’s own stock and is therefore be excluded from the scope of ASC 815. The initial cash payment is recorded within shareholders’ equity as a component of additional paid in capital.

On December 19, 2012, the Capped Call Option Transaction expired with cash settlement. The difference between cash settlement and cash prepayment has been accounted for as an equity transaction with the amount recorded in additional paid in capital. As the ADS trading price is above the upper strike price, the Company selected cash settlement of the Capped Call Option amounting to USD63.7 million. As of December 31, 2012, the Company has received USD21.2 million, and the remaining USD42.5 million was collected by the Company subsequently in January, 2013.